Commitments and contingencies - Narrative (Details)	1 Months Ended		12 Months Ended
	Oct. 31, 2013 USD ($)	Jul. 31, 2011 USD ($) claim	Dec. 31, 2022 USD ($) helicopter aircraft engine	Dec. 31, 2017 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2006 USD ($)	Jun. 09, 2022 USD ($)	Mar. 31, 2022 USD ($)	Feb. 23, 2022 aircraft	Dec. 31, 1992 aircraft engine
Loss Contingencies [Line Items]
Purchase obligation, number of engines | engine			47
Purchase obligation, number of helicopters | helicopter			18
Non-refundable deposits			$ 3,500,000,000
Interest expense capitalized			$ 104,000,000
Insurance coverage claimable by entity								$ 3,500,000,000
Russian Federation
Loss Contingencies [Line Items]
Number of aircraft on lease | aircraft									135
Number of engines on lease | aircraft									14
Capital addition purchase commitments
Loss Contingencies [Line Items]
Number of forward orders | aircraft			435
Lloyds Insurance Company S.A. English Court
Loss Contingencies [Line Items]
Insurance coverage claimable by entity							$ 1,200,000,000
AIG Europe S.A. English Court
Loss Contingencies [Line Items]
Insurance coverage claimable by entity							$ 3,500,000,000
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period				$ 0
VASP litigation | VASP litigation English court
Loss Contingencies [Line Items]
Damages awarded						$ 40,000,000
Claim award for loss of profit plus accrued interest					$ 40,000,000
VASP litigation | VASP litigation Irish court
Loss Contingencies [Line Items]
Damages awarded						$ 36,900,000
Claim award for loss of profit plus accrued interest					$ 24,000,000
Transbrasil litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period	$ 0
Number of actions | claim		3
Aggregate amount due from AerCap		$ 210,000,000
Transbrasil litigation | Statutory penalties
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil litigation | Recovery of attorneys' fees
Loss Contingencies [Line Items]
Number of actions | claim		1
Transbrasil litigation | Indemnity claim
Loss Contingencies [Line Items]
Number of actions | claim		1
Aircraft | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft										13
Number of leases that company incurred obligations due to another company's default | aircraft										13
Engines | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | engine										3
Number of leases that company incurred obligations due to another company's default | engine										3